VIRTUS Zevenbergen Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—99.8%
Aerospace & Defense—1.3%
Axon Enterprise, Inc.(1)	64,000	$ 14,390
Automobiles—3.2%
Tesla, Inc.(1)	175,000	36,306
Broadline Retail—9.8%
Amazon.com, Inc.(1)	800,000	82,632
Global-e Online Ltd.(1)	255,000	8,219
MercadoLibre, Inc.(1)	16,000	21,089
		111,940

Communications Equipment—1.2%
Arista Networks, Inc.(1)	49,300	8,275
Cisco Systems, Inc.	110,300	5,766
		14,041

Electrical Equipment—0.3%
Shoals Technologies Group, Inc. Class A(1)	135,000	3,077
Electronic Equipment, Instruments & Components—3.0%
Amphenol Corp. Class A	210,000	17,161
CDW Corp.	85,000	16,566
		33,727

Financial Services—5.2%
Block, Inc. Class A(1)	20,000	1,373
Mastercard, Inc. Class A	60,000	21,805
Visa, Inc. Class A	160,000	36,073
		59,251

Ground Transportation—1.5%
Uber Technologies, Inc.(1)	550,000	17,435
Hotels, Restaurants & Leisure—0.8%
Airbnb, Inc. Class A(1)	20,000	2,488
Booking Holdings, Inc.(1)	2,500	6,631
		9,119

Interactive Media & Services—11.3%
Alphabet, Inc. Class C(1)	870,000	90,480
Meta Platforms, Inc. Class A(1)	177,300	37,577
		128,057

	Shares	Value

IT Services—4.6%
MongoDB, Inc. Class A(1)	63,000	$ 14,687
Shopify, Inc. Class A(1)	494,000	23,682
Snowflake, Inc. Class A(1)	95,000	14,657
		53,026

Media—2.8%
Trade Desk, Inc. (The) Class A(1)	520,000	31,673
Real Estate Management & Development—0.2%
DigitalBridge Group, Inc.	213,000	2,554
Semiconductors & Semiconductor Equipment—21.4%
Advanced Micro Devices, Inc.(1)	227,500	22,297
Applied Materials, Inc.	70,000	8,598
ASML Holding N.V. Registered Shares	16,500	11,232
Enphase Energy, Inc.(1)	65,000	13,668
First Solar, Inc.(1)	70,000	15,225
Impinj, Inc.(1)	20,000	2,710
KLA Corp.	20,000	7,983
Micron Technology, Inc.	250,000	15,085
Monolithic Power Systems, Inc.	36,100	18,070
NVIDIA Corp.	240,000	66,665
NXP Semiconductors N.V.	91,000	16,969
ON Semiconductor Corp.(1)	430,000	35,398
QUALCOMM, Inc.	70,000	8,931
		242,831

Software—25.0%
Adobe, Inc. (1)	30,000	11,561
BILL Holdings, Inc.(1)	86,000	6,978
Cadence Design Systems, Inc.(1)	35,000	7,353
Crowdstrike Holdings, Inc. Class A(1)	86,000	11,804
DoubleVerify Holdings, Inc.(1)	260,000	7,839
Fortinet, Inc.(1)	335,000	22,264
Gitlab, Inc. Class A (1)	75,000	2,572
Intuit, Inc.	25,000	11,146
Microsoft Corp.	340,000	98,022
Oracle Corp.	200,000	18,584
Palo Alto Networks, Inc.(1)	190,000	37,951
Paycom Software, Inc.(1)	15,000	4,560
	Shares	Value

Software—continued
Paylocity Holding Corp.(1)	24,000	$ 4,771
ServiceNow, Inc.(1)	55,000	25,560
Sprout Social, Inc. Class A(1)	80,000	4,870
Zscaler, Inc.(1)	70,000	8,178
		284,013

Technology Hardware, Storage & Peripherals—8.1%
Apple, Inc.	559,000	92,179
Trading Companies & Distributors—0.1%
Xometry, Inc. Class A(1)	65,000	973
Total Common Stocks (Identified Cost $828,177)		1,134,592

Total Long-Term Investments—99.8% (Identified Cost $828,177)		1,134,592

TOTAL INVESTMENTS—99.8% (Identified Cost $828,177)		$1,134,592
Other assets and liabilities, net—0.2%		1,931
NET ASSETS—100.0%		$1,136,523

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	93%
Netherlands	2
Canada	2
Uruguay	2
Israel	1
Total	100%
† % of total investments as of March 31, 2023.
See Notes to Schedule of Investments

VIRTUS Zevenbergen Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,134,592	$1,134,592
Total Investments	$1,134,592	$1,134,592
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
See Notes to Schedule of Investments

VIRTUS Zevenbergen Technology Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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